T. ROWE PRICE International Value Equity Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.9%
Common Stocks 1.9%
BHP Group  2,672,464 65,635
BHP Group (GBP) (1) 2,901,242 71,531
Downer EDI  17,045,604 59,993
Worley  3,322,984 29,527
Total Australia (Cost $234,129) 226,686
AUSTRIA 2.5%
Common Stocks 2.5%
BAWAG Group  1,940,128 175,382
Erste Group Bank  1,202,457 73,926
OMV  1,340,764 55,212
Total Austria (Cost $176,809) 304,520
BRAZIL 0.7%
Common Stocks 0.7%
B3  29,175,300 55,365
Multiplan Empreendimentos Imobiliarios  7,500,903 28,827
Total Brazil (Cost $97,975) 84,192
CANADA 2.7%
Common Stocks 2.7%
BRP (1) 876,613 41,920
Cenovus Energy  6,359,852 91,983
Definity Financial  1,367,295 53,766
Great-West Lifeco  1,848,488 59,766
Magna International (USD)  597,800 23,715
National Bank of Canada  700,027 62,130
Total Canada (Cost $316,766) 333,280
CHINA 1.3%
Common Stocks 1.3%
Alibaba Group Holding, ADR (USD) (1) 1,100,631 108,786
Baidu, ADR (USD) (1)(2) 425,393 38,541

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Fosun International (HKD)  30,142,500 16,482
Total China (Cost $221,859) 163,809
FINLAND 0.6%
Common Stocks 0.6%
Sampo, Class A  1,766,396 72,917
Total Finland (Cost $63,033) 72,917
FRANCE 12.6%
Common Stocks 12.6%
Airbus  966,881 167,243
Alstom (2) 2,717,121 53,780
ArcelorMittal  2,180,292 54,344
AXA  5,715,682 216,837
BNP Paribas  1,979,516 135,220
Cie de Saint-Gobain  1,070,100 100,347
Dassault Aviation  244,711 55,220
Edenred  1,838,247 63,420
Engie  4,379,010 72,288
Euronext  488,200 56,703
Forvia  2,148,934 22,554
Sanofi  2,140,415 232,625
TotalEnergies  4,036,331 233,833
Ubisoft Entertainment (1)(2) 1,174,739 13,554
Vinci  547,516 59,248
Total France (Cost $1,294,817) 1,537,216
GERMANY 8.6%
Common Stocks 7.9%
Allianz  382,348 124,671
BASF  959,566 46,230
Covestro (2) 1,568,863 96,513
Daimler Truck Holding  1,687,389 74,308
Deutsche Post  1,645,035 59,226
Deutsche Telekom  4,635,617 155,520
Heidelberg Materials  597,812 84,122
KION Group  859,577 31,920
Mercedes-Benz Group  963,495 58,619
Puma (1) 788,543 24,745

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Siemens  830,651 178,071
Springer Nature (2) 1,171,850 31,940
965,885
Preferred Stocks 0.7%
Volkswagen  794,944 81,057
81,057
Total Germany (Cost $859,310) 1,046,942
HONG KONG 2.1%
Common Stocks 2.1%
AIA Group  13,688,800 96,234
CK Hutchison Holdings  9,023,500 45,440
Galaxy Entertainment Group  11,535,000 50,195
Hongkong Land Holdings (USD)  9,327,503 40,588
Wharf Real Estate Investment  7,170,000 17,842
Total Hong Kong (Cost $323,286) 250,299
HUNGARY 0.6%
Common Stocks 0.6%
OTP Bank  1,177,349 72,842
Total Hungary (Cost $40,349) 72,842
INDIA 0.4%
Common Stocks 0.4%
ICICI Bank, ADR (USD)  1,837,975 52,695
Total India (Cost $19,663) 52,695
IRELAND 0.4%
Common Stocks 0.4%
Ryanair Holdings, ADR (USD) (1) 1,144,804 53,451
Total Ireland (Cost $48,899) 53,451
ITALY 4.4%
Common Stocks 4.4%
Enel  18,114,247 128,750

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Leonardo  4,437,849 138,645
Stellantis (1) 3,848,897 51,387
UniCredit  4,786,517 219,813
Total Italy (Cost $316,386) 538,595
JAPAN 18.9%
Common Stocks 18.9%
Asahi Group Holdings  6,962,900 75,417
Fujitsu  4,361,700 84,354
Hitachi  7,465,200 187,678
Isetan Mitsukoshi Holdings  2,487,000 42,979
KDDI  1,935,700 64,490
Kubota  1,833,600 22,999
MatsukiyoCocokara (1) 3,446,700 51,015
Minebea Mitsumi  1,702,300 27,320
Mitsubishi Electric  5,014,400 82,191
Mitsubishi Estate  6,285,400 91,333
Mitsubishi UFJ Financial Group  15,601,100 197,298
Mitsui Fudosan  10,263,200 92,633
Nippon Sanso Holdings  1,743,400 49,374
Nippon Steel  2,589,000 53,745
Nippon Telegraph & Telephone  14,190,600 13,970
Niterra  1,146,800 37,824
Open House Group (1) 983,500 32,174
ORIX  4,204,600 88,813
Persol Holdings  36,539,500 55,669
Renesas Electronics (2) 6,189,400 82,904
Resona Holdings  8,470,600 62,873
Sega Sammy Holdings (1) 2,105,400 40,750
Seven & i Holdings  7,593,700 121,224
Sompo Holdings  4,300,700 119,930
Stanley Electric  1,675,600 27,951
SUMCO (1) 3,204,300 23,657
Sumitomo  2,574,100 55,807
Taiheiyo Cement  1,930,000 48,607
Takeda Pharmaceutical  3,719,100 100,044
Toyota Motor  10,525,500 199,664
Unicharm  4,243,000 33,137
Yamaha  5,027,900 35,559
Total Japan (Cost $1,761,883) 2,303,383

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 7.3%
Common Stocks 7.3%
AerCap Holdings (USD)  706,010 67,495
Akzo Nobel  911,827 51,790
ASML Holding  162,576 120,268
ASR Nederland  1,003,098 49,430
Heineken  1,103,200 76,648
ING Groep  14,075,193 233,942
Koninklijke Philips (2) 5,679,776 156,547
Prosus  2,424,097 92,594
Signify  1,749,595 37,768
Total Netherlands (Cost $745,874) 886,482
PORTUGAL 1.7%
Common Stocks 1.7%
Banco Comercial Portugues, Class R  147,634,984 77,064
Galp Energia  5,655,427 94,650
Jeronimo Martins  1,609,253 31,720
Total Portugal (Cost $145,554) 203,434
SINGAPORE 1.0%
Common Stocks 1.0%
United Overseas Bank  4,192,636 115,254
Total Singapore (Cost $66,054) 115,254
SOUTH KOREA 1.9%
Common Stocks 1.9%
KB Financial Group  683,205 42,804
KT, ADR (USD)  4,248,438 73,625
LG Chem (2) 153,661 24,922
Samsung Electronics  2,586,768 92,383
Total South Korea (Cost $218,826) 233,734
SWEDEN 1.9%
Common Stocks 1.9%
Boliden  1,511,788 45,407

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Millicom International Cellular, SDR  2,229,066 59,597
Swedbank, Class A  2,748,064 59,835
Telefonaktiebolaget LM Ericsson, Class B  9,227,769 69,484
Total Sweden (Cost $213,565) 234,323
SWITZERLAND 3.9%
Common Stocks 3.9%
Julius Baer Group  986,215 69,296
Novartis  1,044,592 109,344
Roche Holding  667,143 209,731
Sandoz Group (1) 1,708,967 81,821
Total Switzerland (Cost $320,208) 470,192
TAIWAN 1.2%
Common Stocks 1.2%
Taiwan Semiconductor Manufacturing  4,488,000 149,779
Total Taiwan (Cost $17,273) 149,779
UNITED KINGDOM 21.3%
Common Stocks 21.3%
Amcor, CDI (AUD)  4,322,913 41,848
AstraZeneca, ADR (USD)  4,310,656 305,022
Barclays  36,161,018 132,530
BP  30,913,441 159,924
British American Tobacco  1,495,141 59,321
BT Group (1) 39,050,797 68,443
GSK, ADR (USD) (1) 3,144,601 110,910
HSBC Holdings  17,470,491 182,464
Imperial Brands  5,125,419 172,868
Informa  6,593,298 70,353
Investec  5,086,473 32,679
Legal & General Group  10,967,715 32,751
Lloyds Banking Group  131,448,656 101,066
National Grid  8,699,977 105,542
Pearson  3,626,628 60,169
Prudential  12,389,895 103,108
Rolls-Royce Holdings (2) 38,216,408 284,948
Segro  5,452,777 48,211
Smiths Group  2,580,882 65,736

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SSE  3,153,573 63,530
Standard Chartered  5,951,256 80,042
Taylor Wimpey  31,874,940 47,207
Unilever  3,322,228 190,287
WPP  8,679,929 82,513
Total United Kingdom (Cost $2,074,710) 2,601,472
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 186,600,746 186,601
Total Short-Term Investments (Cost $186,601) 186,601
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 4.44% (3)(4) 250,511,273 250,511
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 250,511
Total Securities Lending Collateral (Cost $250,511) 250,511
Total Investments in Securities  101.5%
(Cost $10,014,340) $ 12,372,609
Other Assets Less Liabilities (1.5)% (178,532)
Net Assets 100.0% $ 12,194,077
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies

T. ROWE PRICE International Value Equity Fund

ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 2/14/25 JPY 32,058,825 USD 203,521 $ 3,516
Net unrealized gain (loss) on open forward
currency exchange contracts $ 3,516

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ — $ — $ 2,458 ++
Totals $ — # $ — $ 2,458 +
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 438,520 ¤ ¤ $ 437,112
Total $ 437,112 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,458 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $437,112.

T. ROWE PRICE International Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Value Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Value Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F127-054Q1 01/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 834,240 $ 11,020,200 $ — $ 11,854,440
Preferred Stocks — 81,057 — 81,057
Short-Term Investments 186,601 — — 186,601
Securities Lending Collateral 250,511 — — 250,511
Total Securities 1,271,352 11,101,257 — 12,372,609
Forward Currency Exchange
Contracts — 3,516 — 3,516
Total $ 1,271,352 $ 11,104,773 $ — $ 12,376,125